Cover	Aug. 07, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported, the Federal Home Loan Bank of Pittsburgh (“Bank”) received notice from Julie F. Spiker, General Counsel and Corporate Secretary (a named executive officer of the Bank in the Annual Report on Form 10-K for the year ended December 31, 2022 filed with the Securities and Exchange Commission on March 8, 2023), of her intent to retire from the Bank in the first quarter of 2024, on or after January 31, 2024. Ms. Spiker will retire from the Bank on February 9, 2024.
Document Period End Date	Aug. 07, 2023
Entity Registrant Name	Federal Home Loan Bank of Pittsburgh
Entity Central Index Key	0001330399
Entity File Number	000-51395
Entity Tax Identification Number	25-6001324
Entity Address, Address Line One	601 Grant Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Incorporation, State or Country Code	PA
Entity Address, Postal Zip Code	15219
City Area Code	412
Local Phone Number	288-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false